Taxes - Income tax - Net current tax - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxes
Net current tax assets / (liabilities) in the opening balance	€ (389)	€ (244)	€ (545)
Cash tax payments / (reimbursements)	1,133	1,022	1,028
Change in income statement	(975)	(1,168)	(750)
Change in other comprehensive income	6	(2)	29
Change in retained earnings	(13)		1
Changes in the scope of consolidation	6	2	(7)
Reclassifications and other items	11	1
Net current tax assets / (liabilities) in the closing balance	€ (220)	€ (389)	€ (244)